Leases (Details) - Schedule of future minimum rental payments for operating leases (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Schedule of future minimum rental payments for operating leases [Abstract]
2015	$ 493.8
2016	466.3
2017	415.3
2018	363.7
2019	313.6
Thereafter	2,990.9
Total	$ 5,043.6